Prudential World Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

January 4, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:           Prudential World Fund, Inc.
Registration Nos. 2-89725 and 811-3981

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on December 30, 2009 and became effective on December 31, 2009.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary